Common Stock (Details) - USD ($)																																											1 Months Ended								9 Months Ended		12 Months Ended
	Sep. 14, 2015	Sep. 03, 2015	Sep. 01, 2015	Jun. 30, 2015	Jun. 29, 2015	May. 16, 2015	Mar. 26, 2015	Jan. 05, 2015	Nov. 21, 2014	Nov. 20, 2014	Nov. 10, 2014	Nov. 07, 2014	Oct. 06, 2014	Oct. 02, 2014	Aug. 25, 2014	Aug. 15, 2014	May. 05, 2014	Apr. 11, 2014	Mar. 21, 2014	Mar. 14, 2014	Feb. 14, 2014	Jan. 24, 2014	Jan. 17, 2014	Jan. 10, 2014	Jan. 08, 2014	Dec. 24, 2013	Dec. 18, 2013	Nov. 26, 2013	Oct. 15, 2013	Sep. 19, 2013	Sep. 11, 2013	Aug. 30, 2013	Jul. 29, 2013	Jul. 17, 2013	Jul. 09, 2013	Jun. 03, 2013	May. 27, 2013	May. 22, 2013	May. 14, 2013	Apr. 26, 2013	Feb. 14, 2013	Jan. 15, 2013	Feb. 23, 2015	Sep. 30, 2014	Sep. 03, 2014	Jun. 24, 2014	Apr. 22, 2014	Feb. 13, 2014	Sep. 30, 2013	May. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares									400,000	400,000				250,000				7,500		3,500				34,374																						15,000
Value of restricted stock shares issued									$ 40,000	$ 800,000								$ 10,147		$ 6,101				$ 26,248																						$ 19,920								$ 75,000
Number of shares issued related to restricted stock									20,000									150,000		70,000
Payment of finder's fee in cash		$ 3,000											$ 16,375		$ 16,800																														$ 3,000	$ 20,000
Proceeds from issuance of common shares to YA																																																			$ 25,000		$ 310,000	205,000
Proceeds from sale of common stock					$ 250,000					$ 800,000				$ 327,500		$ 336,000																																			$ 259,700	$ 952,100	$ 1,797,100	$ 407,720
Method of discount calculation																																																					Finnerty Method
Restricted stock discount																																																			18.00%		17.00%	18.00%
Shares grant to consultant for services rendered																																																			$ 9,450			$ 5,330
Number of shares issued for services		10,000																																											10,000
Value of shares issued for services		$ 9,020																																											$ 9,020
Class of warrant or right, outstanding																																																			6,422,124
Total expense included in prepaid expense																																																			$ 0	$ 10,275	$ 10,275	179,965
Excess shares issued to law firm at that date																								10,436																													$ 26,248
Value of stock issued for law firm satisfaction																								$ 15,812
Warrants exercise price					$ 1.58									$ 1.31		$ 1.40
Common shares, ownership percentage																																																			7.10%		7.10%
Sale of share price										2.00
Exercise of Tempest Warrants(in shares)					158,228									250,000		240,000
Stock Options exercised by former Director																																																			$ 1,020
Officers and Directors [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued						100,000
Proceeds from issuance of common shares						$ 120,000
Consultant [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares																																											5,000
Value of restricted stock shares issued																																											$ 9,450
Accredited Investor [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares							6,281			150,000
Proceeds from sale of common stock							$ 10,000
Number of shares issued	10,000
Proceeds from issuance of common shares	$ 14,700
Accredited Investor One [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares										250,000
Non-U.S. person [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares					158,228		200,000
Value of restricted stock shares issued					$ 12,500
Number of shares issued related to restricted stock					7,911
Proceeds from sale of common stock					$ 250,000		$ 210,000
Number of shares issued																																												1,195,300
Class of warrant or right, outstanding																																												441,120								441,120
Warrants exercise price					$ 1.58
Common shares, ownership percentage																																												7.40%								7.40%
Exercise of Tempest Warrants(in shares)					158,228
Former Director [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock Options exercised by former Director				$ 1,020
Stock Options exercised by former Director (in share)				2,000
Director [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares			25,000
Value of restricted stock shares issued			$ 50,000
Omagine, Inc. [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Value of the shares committed to issue to eligible employees								$ 76,250
Restricted shares of common shares								36,483
Standby Equity Distribution Agreement [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of common shares issued to YA																	32,270		13,597		68,493	31,705	24,912		29,687		18,277	16,754	10,371		9,686			22,762		35,026		24,446	23,436	20,613	68,493						85,822
Proceeds from issuance of common shares to YA																	$ 50,000		$ 25,000		$ 150,000	$ 25,000	$ 20,000		$ 25,000		$ 15,000	$ 15,000	$ 10,000		$ 10,000			$ 25,000		$ 50,000		$ 35,000	$ 35,000	$ 25,000	$ 150,000						$ 150,000
Number of shares issued		17,696
Proceeds from issuance of common shares		$ 25,000
Restricted Stock [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued for services																														10,000		30,000
Value of shares issued for services																														$ 9,020		$ 29,520
Restricted Stock [Member] | Consultant [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares																										19,988
Value of restricted stock shares issued																										$ 18,189
Number of shares issued for services																																																	5,000
Value of shares issued for services																																																	$ 5,330
Restricted Stock [Member] | Investor Relations Consultant [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Investor relation expense during the period																																																						19,245
Total expense included in prepaid expense																																																						$ 29,520
Restricted Stock [Member] | Accredited Investor [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares																		150,000		70,000													27,273		10,000		8,889				100,000					362,308				25,000
Value of restricted stock shares issued																		$ 150,000		$ 70,000													$ 30,000		$ 10,000		$ 10,000				$ 125,000					$ 422,100				$ 25,000
Proceeds from sale of common stock											$ 15,000	$ 30,000
Number of warrants exercisable																																														1,000,000
Restricted Stock [Member] | Non-U.S. person [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares issued related to restricted stock											7,440	14,881
Restricted Stock [Member] | Plan 401 K [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares committed to issue to eligible employees																																										55,253						73,315
Value of the shares committed to issue to eligible employees																																										$ 76,250						$ 76,250
Restricted Stock [Member] | Standby Equity Distribution Agreement [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Restricted shares of common shares																																																			85,822		85,822